Income tax and deferred taxes (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current tax assets, current		$ 132,224	$ 91,433
Current tax assets, non-current		90,364	32,179
Monthly provisional income tax payments, Chilean companies [Member]
Statement [Line Items]
Current tax assets, current		37,123	47,283
Current tax assets, non-current		6,398	6,398
Monthly provisional income tax payments, foreign companies [Member]
Statement [Line Items]
Current tax assets, current		1,265	124
Corporate tax credits [Member]
Statement [Line Items]
Current tax assets, current	[1]	1,566	1,262
1st category tax absorbed by tax loss [Member]
Statement [Line Items]
Current tax assets, current	[2]	2,322	916
Taxes in recovery process [Member]
Statement [Line Items]
Current tax assets, current		89,948	41,848
Specific tax on mining activities paid (on consignment) [Member]
Statement [Line Items]
Current tax assets, non-current		$ 83,966	$ 25,781

[1]	These credits are available for Companies and are related to corporate tax payments in April of the following year, These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.
[2]	This concept corresponds to the absorption of the tax losses determined by the company at the end of the year, which must be attributed to the dividends received during the year.